AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Securities loaned	$ 67.4	$ 18.1
Collateral for securities loaned	68.8	18.5
Real estate properties at cost	12,687.8	12,972.5
Real estate joint ventures and limited partnerships at cost	5,207.8	4,675.3
Real estate related marketable securities at cost	1,274.7	991.0
Other marketable securities at cost	4,088.9	3,888.1
Loan Receivable at cost	910.6	296.7
Cost of total investments	24,169.8	22,823.6
Principal outstanding on mortgage loans payable	$ 2,688.1	$ 2,238.6